Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Foreign currency translation adjustment tax	149	(388)
Change in fair value of cash flow hedge, tax	5,103	1,715
Change in unrealized pension and other post-retirement expense, tax	10,896	(1,653)